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                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]


April 29, 2008


Via EDGAR Transmission
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      MetLife Insurance Company of Connecticut
         MetLife of CT Fund U for Variable Annuities ("Registrant") Post-Effective Amendment No. 8 to Form N-4
         Registration No. 333-116783/811-03575
         -------------------------------------
         Universal Select Annuity
         Statement of Additional Information

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the MetLife of CT Fund U for Variable Annuities Statement of Additional Information dated April 28, 2008, which was filed electronically on April 7, 2008 under Rule 461 of the Act, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
----------------
Myra L. Saul
Associate General Counsel